Derivative Financial Instruments - Notional Amounts and Fair Values of Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Notional amount	£ 215,714	£ 237,771
Fair value assets	5,445	5,259
Fair value liabilities	1,775	1,369
Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	70,371	95,630
Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	145,343	142,141
Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	93,140	89,432
Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	52,203	52,709
Exchange Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	17,087	13,830
Exchange Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,542	3,010
Exchange Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	32,870	33,901
Interest Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	50,698	79,038
Interest Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	91,598	86,422
Interest Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	19,333	18,808
Equity and Credit Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,586	2,762
Fair Value [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	5,445	5,259
Fair value liabilities	1,775	1,369
Fair Value [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	1,926	2,126
Fair value liabilities	1,144	1,624
Fair Value [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	4,780	5,005
Fair value liabilities	1,892	1,617
Fair Value [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	1,249	1,422
Fair value liabilities	1,650	1,315
Fair Value [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	3,531	3,583
Fair value liabilities	242	302
Fair Value [member] | Exchange Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	861	454
Fair value liabilities	710	351
Fair Value [member] | Exchange Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	229	357
Fair value liabilities	14
Fair Value [member] | Exchange Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	3,334	3,537
Fair value liabilities	203	200
Fair Value [member] | Interest Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	793	1,421
Fair value liabilities	284	1,105
Fair Value [member] | Interest Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	1,020	1,065
Fair value liabilities	1,636	1,315
Fair Value [member] | Interest Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	197	46
Fair value liabilities	39	102
Fair Value [member] | Equity and Credit Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	272	251
Fair value liabilities	150	168
Fair Value [member] | Netting Adjustments [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	(1,261)	(1,872)
Fair value liabilities	£ (1,261)	£ (1,872)